Vessels- Activity Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vessel [Roll Forward]
Vessel, Beginning Balance	$ 1,534,782	$ 1,234,081
Transfer from vessel under construction to and other additions	29,743	203,682
Property, Plant and Equipment, Additions	207,000
Property, Plant and Equipment, Disposals		(61,471)
Vessel depreciation	(56,607)	(48,510)	$ (36,562)
Transfer from vessel under construction to vessels	27,076	203,293
Vessel, Ending Balance	$ 1,507,918	$ 1,534,782	$ 1,234,081